Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Accounts Receivable

Accounts receivable at September 30 consisted of the following:

	September 30,
	2013	2012
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$102,211	$94,028
Unbilled receivables:
Amounts billable after the balance sheet date	36,693	48,730
Revenues recorded in excess of milestone billings on fixed price contracts	3,289	2,666
Revenues recorded in excess of estimated contract value or funding	14,605	18,998
Retainages and other amounts billable upon contract completion	19,557	15,016
Allowance for doubtful accounts	(3,751)	(4,145)

Total Accounts Receivable	$172,604	$175,293